17. EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Numerator:
Net income (loss)	$ 4,961,788	$ (3,448,848)
Preferred stock deemed dividend	0	(5,227,247)
Change in fair value of Warrants "J" and "K" (note 12)	4,066,254	0
Numerator for basic and diluted income (loss) per share - income (loss) available to common stockholders	$ 895,534	$ (8,676,095)
Denominator:
Denominator for basic EPS - weighted - average shares	14,477,413	4,678,469
Effect of dilutive securities:
Warrants	2,757,071	0
Shares issuable in January 2018 and Employee Bonus Shares issuable in connection with the 42West acquisition (Note 4)	71,133	0
Denominator for diluted EPS - adjusted weighted-average shares assuming exercise of warrants	17,305,617	4,678,469
Basic income (loss) per share	$ 0.34	$ (1.85)
Diluted Income (loss) per share	$ 0.05	$ (1.85)